ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries and VIEs

As of December 31, 2024, details of the Company’s principal subsidiaries and VIEs were as follows:

			Percentage of
	Place of	Date of	beneficial	Principal
	incorporation	incorporation	ownership	activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 05, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
VIEs:
Guangzhou Interconnect	PRC	December 7, 2020	100%	Internet information services
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business

Schedule of financial statement amounts and balances of VIEs

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	28	7,179
Accounts receivable from third parties (net of allowance of nil and RMB19 as of December 31, 2023 and 2024, respectively)	—	62
Amounts due from Group companies	—	498,455
Inventories	48,794	68
Other assets	42,604	6,438
Total assets	91,426	512,202
Accounts and notes payable	—	4,320
Amounts due to Group companies	—	168
Accrued expenses and other liabilities	43,914	1,046
Other liabilities	14,971	186
Total liabilities	58,885	5,720

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue from Group companies (1)	33,574	23,344	49,679
Revenue from a related party and third parties	1,581,464	1,433,072	903,402

Cost from Group companies	(921,869)	(790,069)	(533,402)
Cost from a related party and third parties	(317,877)	(350,185)	(312,125)

Net income (loss)	(54,008)	29,046	8,160

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products and provide marketing services to other subsidiaries. For the years ended December 31, 2022, 2023 and 2024, the inter-company sales recognized by VIEs to Primary beneficiaries of VIEs and their subsidiaries for the years ended December 31, 2022, 2023 and 2024 are RMB33,574, RMB23,344 and RMB49,679, respectively.